New and Amended IFRS Standards that are Effective for the Current Year	12 Months Ended
Dec. 31, 2024
New and amended IFRS Standards that are effective for the current year [Abstract]
New and amended IFRS Standards that are effective for the current year

Note 5. New and amended IFRS Standards that are effective for the current year

The Group applied for the first time certain standards and amendments that are effective for annual periods beginning on or after January 1, 2024 (unless otherwise stated). The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

Amendments to IFRS 16 – Lease Liability in a Sale and Leaseback

The amendments to IFRS 16 specify the requirements that a seller-lessee applies in measuring the lease liability arising from a sale and leaseback transaction, to ensure that the seller-lessee does not recognize any amount of gain or loss that relates to the right-of-use asset retained.

The amendments had no impact on the Group’s consolidated financial statements.

Amendments to IAS 1 - Presentation of Financial Statements—Non-current Liabilities and Non-current Liabilities with Covenants

The amendments to IAS 1 clarify the requirements for classifying liabilities as current or non-current. Specifically, they clarify:

●	What is meant by a right to defer settlement;

●	That a right to defer must exist at the end of the reporting period;

●	That classification is unaffected by the likelihood that an entity will exercise its deferral right; and

●	That only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of the liability not impact its classification.

In addition, an entity is required to disclose when a liability arising from a loan agreement is classified as non-current and the entity’s right to defer settlement is contingent on compliance with future covenants within twelve months.

The Group has adopted the amendments to IAS 1, published in November 2022, for the first time in the current year.

The amendments specify that only covenants that an entity is required to comply with on or before the end of the reporting period affect the entity’s right to defer settlement of a liability for at least twelve months after the reporting date (and therefore must be considered in assessing the classification of the liability as current or non-current). Such covenants affect whether the right exists at the end of the reporting period, even if compliance with the covenant is assessed only after the reporting date (e.g. a covenant based on the entity’s financial position at the reporting date that is assessed for compliance only after the reporting date).

The IASB also specifies that the right to defer settlement of a liability for at least twelve months after the reporting date is not affected if an entity only has to comply with a covenant after the reporting period.

However, if the entity’s right to defer settlement of a liability is subject to the entity complying with covenants within twelve months after the reporting period, an entity discloses information that enables users of financial statements to understand the risk of the liabilities becoming repayable within twelve months after the reporting period. This would include information about the covenants (including the nature of the covenants and when the entity is required to comply with them), the carrying amount of related liabilities and facts and circumstances, if any, that indicate that the entity may have difficulties complying with the covenants.

As a result of applying the amendments, the Group reassessed the classification of the warrant liabilities and Shares held in escrow classified as financial liabilities. Because their settlement is contingent upon the Company’s share price reaching a specified threshold, a condition that may occur within twelve months after the reporting date and is outside the Group’s control, the Group does not have a substantive right to defer settlement for at least twelve months. Accordingly, these instruments have been reclassified from non-current to current liabilities. This reclassification did not affect their measurement.

Supplier Finance Arrangements – Amendments to IAS 7 - Statement of Cash Flows and IFRS 7 - Financial Instruments: Disclosures

The amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Disclosures clarify the characteristics of supplier finance arrangements and require additional disclosures of such arrangements. These disclosure requirements are intended to assist users of financial statements in understanding the effects of supplier finance arrangements on an entity’s liabilities, cash flows, and exposure to liquidity risk.

The disclosures related to amendments are included in Note 20. Borrowings.